JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA 02210

August 3, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Diversified Real Assets Fund, (the “Fund”)
File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information, each dated August 1, 2018, contained in Post-Effective Amendment No. 182 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 134 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on July 25, 2018 via EDGAR, accession number 0001133228-18-004738.

If you have any questions or comments, please call me at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna

Ariel Ayanna

Assistant Secretary of the Trust